EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefit plans [Abstract]
Disclosure of employee benefits [text block]
NOTE 18. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit plans:

Post-employment and long-term benefit plans	December 31, 2017	December 31, 2016
In millions of COP
Defined benefit pension plan	131,589	129,931
Severance obligation	38,041	51,289
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	119,526	105,158
Other long term benefits	408,245	364,424
Post-employment and long-term benefit plans	697,401	650,802

Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

Other employment benefit plans	Diecember 31, 2017	December 31, 2016
In millions of COP
Current severance obligation(1)	106,334	104,352
Other bonuses and short-term benefits	336,285	336,018
Other employment benefit plans	442,619	440,370

(1)	See severance obligation

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

As of December 31, 2015, the amount recognized through Profit and Losses, due to benefit employee plans' current service cost and interest cost, was COP 114,808; on the other hand, COP 52,895 was recognized through other comprehensive income as a result of the net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect.

Bonuses and short-term benefits

As of December 31, 2017 and 2016, the amounts of COP 336,285 and COP 336,018, respectively, were recognized by the Bank as bonuses related to private agreements in connection with the employees' variable compensation.

Post-employment benefits

Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2017 and 2016 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 2017, 673 participants were covered by this plan, and as of December 2016, 693 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of a deep market of high quality corporate debt, the sovereign bond curve of the Colombian Government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the statement of income as “salaries and employee benefits”, and includes the interest costs and cost of current service.

Unfunded defined benefit pension plan of the Parent Company	2017	2016
In millions of COP
Present value of the obligation as of January 1	123,282	120,543
Interest cost	8,117	8,998
Benefits paid	(11,553)	(11,114)
Net actuarial (gain) / loss due to changes in demographic assumptions	2,216	514
Net actuarial (gain) / loss due to plan experience	3,418	4,341
Defined obligation, unfunded as of December 31	125,480	123,282

Panama

The pension plan for Banistmo and its subsidiaries provides defined benefits based on average salary paid during the most recent 120 months before retirement and years of service of certain employees entitled to receive the benefits. The pension benefit vests after 10 years of service. As of December 31, 2017 and 2016, there were 62 participants (31 participants with deferred benefits and 31 participants receiving benefits), and 64 participants covered by the Plan (2 active participants, 31 participants with deferred benefits and 31 participants receiving benefits) respectively:

Funded defined benefit pension plan of Banistmo	2017	2016
In millions of COP
Present value of the obligation as of January 1	6,649	6,688
Interest cost	198	230
Actuarial (gain)/loss - experience	68	446
Actuarial (gain)/loss - financial assumptions	61	190
Benefits paid from plan assets	(825)	(584)
Foreign currency translation effect	(42)	(321)
Defined obligation, unfunded as of December 31	6,109	6,649

Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation). The Bank’s severance obligations relate to employees hired before 1990.

As of December 2017 and 2016, 572 and 707 participants respectively, were covered by this plan.

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2017	2016
In millions of COP
Present value of the obligation as of January 1	51,289	52,209
Current cost of service	2,562	2,144
Interest cost	3,419	4,020
Benefits paid	(11,298)	(10,233)
Net actuarial (gain) / loss due to assumption changes and plan experience	(7,931)	3,149
Defined obligation, unfunded as of December 31	38,041	51,289
Current severance regimen	106,334	104,352
Total	144,375	155,641

Retirement Pension Premium Plan and Senior Management Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate compensation, other than the retirement benefit prescribed by law, by means of private agreements. The Bank’s employees participating in defined contribution plans are entitled to receive, on their retirement date, a one-time payment at the time based on the salary of the employee at their retirement date.

On the other hand, the Bank has established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date based on the number of years of service to the organization.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2017 and 2016, there were 2,940 and 2,899 participants respectively, covered by the plan.

Additionally, employees of Banco Agrícola and its subsidiaries that were 50 years of age (45 for females) as of March 31, 2005 are entitled through a private agreement to receive one month of salary per year of service, net of the benefit established under Legislative Decree 592 in case of termination due to voluntary retirement. As of December 31, 2017 there were not participants, and 2016, there was 1 participant covered by the plan.

Guatemala

Grupo Agromercantil Holding has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, the employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2017	2016
In millions of COP
Present value of the obligation as of January 1	105,158	95,331
Current service cost	7,294	10,597
Interest cost	6,881	7,211
Benefits paid	(1,224)	(14,933)
First time application effect of IAS 19 to new defined benefit obligation of Transportempo at December 31, 2017(1)	237	-
Net actuarial (gain) / loss due to assumption changes and plan experience	1,195	7,093
Foreign currency translation effect	(15)	(141)
Defined obligation, unfunded as of December 31	119,526	105,158

(1)
Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2017 and December 31, 2016, the reconciliation of the other long term benefits is set below:

Other long term benefits	2017	2016
In millions of COP
Present value of the obligation as of January 1	364,424	271,651
Current service cost	37,433	29,190
Interest cost	26,329	18,940
Benefits paid	(38,671)	(39,092)
Unfunded benefit obligation assumed for GAH at December 31, 2017 (1)	340	-
First time application effect of IAS 19 to new defined benefit obligation of Renting at December 31, 2017(2)	614	-
Net actuarial (gain) / loss due to assumption changes and plan experience	16,893	84,247(3)
Foreign currency translation effect	883	(512)
Defined obligation, unfunded as of December 31	408,245	364,424

(1)	Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of GAH) and Serviva (security supplier).
(2)
Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

(3)
As a result of the acquisition of control of Grupo Agromercantil Holding in 2015, the Bank assumed the obligations related to the termination indemnity plan of Banco Agromercantil de Guatemala, Consejería, Mantenimiento y Mensajería, Seguros Agromercantil (subsidiaries of Grupo Agromercantil Holding).

Plan Assets - Panama

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to receive the Pension Plan under the terms described above and to comply with Panama labor code, which specify the terms for securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the consolidated statement of income are as follows:

Banistmo asset plan	December 31, 2017	December 31, 2016
In millions of COP
Employee pension plan	4,765	5,565
Total	4,765	5,565

The following table details the change in plan assets:

	2017	2016
In millions of COP
Fair value of assets as of January 1	5,565	6,087
Interest income on plan assets	123	209
Return on plan assets greater/(less) than discount rate	(58)	130
Benefits paid	(825)	(584)
Foreign currency translation effect	(40)	(277)
Fair value assets as of December 31	4,765	5,565

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2017	2016
In millions of COP
Pension	171,713	159,525
Current severance regimen	79,246	74,816
Total	250,959	234,341

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	6.60%	6.90%
Rate of wage increase	7.00%	9.00%
Projected inflation	4.00%	6.50%

Bancolombia Panama

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.00%	3.10%
Rate of wage increase	3.00%	3.00%
Projected inflation	2.00%	2.00%

Banistmo

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.00%	3.10%
Expected long-term rate of return on plan assets	2.10%	6.00%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.60%	5.10%
Rate of wage increase	2.50%	3.00%
Projected inflation	1.50%	2.00%

Guatemala

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.03%
Projected inflation	4.00%	4.00%

In 2017, the assumption of mortality used in the preparation of the assessment of the estimated liabilities is based on tables RP-2000, CSO-80 and RV-08, which reflect average ages of mortality from 32-75 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2017 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk
The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk
The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk
The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants' wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2018	12,604	58,550
2019	12,672	55,384
2020	12,698	55,847
2021	12,649	65,396
2022	12,507	72,098
2023 to 2027	58,148	357,577

Sensitivity analysis

Defined Benefit Obligations (DBO) was calculated using the Projected Unit Credit method. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

Pension plan Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(4,542)
Discount rate	6.10%	0.50% decrease	4,864
Salary increases	3.90%	0.50% increase	5,280
Salary increases	2.90%	0.50% decrease	(4,964)
Mortality Table	RV-08 ("Valid Rentiers”")	One year increase in life expectancy	5,085

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(4,854)
Discount rate	6.10%	0.50% decrease	5,348
Salary increases	6.40%	0.50% increase	5,390
Salary increases	5.40%	0.50% decrease	(4,935)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(980)
Discount rate	6.10%	0.50% decrease	1,023
Salary increases	6.40%	0.50% increase	2,228
Salary increases	5.40%	0.50% decrease	(2,156)

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(987)
Discount rate	6.10%	0.50% decrease	1,040
Salary increases	6.40%	0.50% increase	1,331
Salary increases	5.40%	0.50% decrease	(1,246)

Pension Plan Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(269)
Discount rate	2.50%	0.50% decrease	357
Mortality Table	RP-2000	One year increase in life expectancy	207

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(11,179)
Discount rate	6.10%	0.50% decrease	11,938
Salary increases	6.40%	0.50% increase	11,961
Salary increases	5.40%	0.50% decrease	(11,303)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.10%	0.50% increase	(661)
Discount rate	3.10%	0.50% decrease	720
Salary increases	3.00%	0.50% increase	121
Salary increases	2.00%	0.50% decrease	(157)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(1,775)
Discount rate	7.70%	0.50% decrease	2,011
Salary increases	5.50%	0.50% increase	1,398
Salary increases	4.50%	0.50% decrease	(1,267)
Mortality Table	RP-2000 (M&F)	One year increase in life expectancy	593